TAXATION (Tables)	12 Months Ended
Jan. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of effective income tax expense (recovery)
	Year ended January 31,
	2021	2020
	-$-	-$-

Loss for the year	(3,739,971)	(28,840,967)
Statutory tax rates	27%	27%
Expected income tax recovery	(1,009,792)	(7,787,061)
Change in statutory, foreign tax, foreign exchange rates and other	(1,141,010)	3,135,069
Permanent differences	3,561,240	8,006,873
Share issue costs	(7,733)	(7,590)
Change in unrecognized deductible temporary differences	963,341	367,375
Total income tax expense	2,366,046	3,714,666

Schedule of deferred taxes
	Year ended January 31,
	2021	2020
	-$-	-$-
Deferred tax assets (liabilities)
Exploration and evaluation assets	1,258,000	254,000
Property and equipment	(236,000)	1,012,000
Share issue costs	499,000	611,000
Biological assets	(885,000)	186,000
Intangible assets	(1,784,000)	619,000
Goodwill	3,984,000	—
Marketable securities	—	2,000
Asset retirement obligation	15,000	15,000
Right-of-use assets	(2,051,000)	—
Lease liabilities	2,127,000	—
Allowable capital losses	138,000	36,000
Non-capital losses available for future period	4,551,000	3,918,000
	7,616,000	6,653,000
Unrecognized deferred tax assets	(7,616,000)	(6,653,000)
Deferred tax assets	—	—

Schedule of temporary difference, unused tax losses and unused tax credits
	2021	Expiry Date Range	2020
	-$-		-$-
Temporary Differences
Exploration and evaluation assets	4,661,000	No expiry date	942,000
Property and equipment	(1,125,000)	No expiry date	4,819,000
Share issue costs	1,847,000	2038 to 2041	2,262,000
Biological assets	(4,213,000)	No expiry date	886,000
Intangible assets	(8,494,000)	No expiry date	2,949,000
Goodwill	18,970,000	No expiry date
Marketable securities	—	No expiry date	15,000
Asset retirement obligation	55,000	No expiry date	54,000
Right-of-use assets	(9,766,000)	No expiry date
Lease liabilities	10,129,000	No expiry date
Allowable capital losses	513,000	No expiry date	135,000
Non-capital losses available for future periods	16,856,000	Varies	14,511,000
Canada	16,856,000	2026 to 2041	14,511,000
USA	—	No expiry date	—